TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Consumer Discretionary - 27.2% (a)
Apparel Retail - 2.3%
Zumiez, Inc. (b)	78,503	$2,058,349

Automotive Parts & Equipment - 13.3%
Adient PLC (b)	90,012	2,189,092
BorgWarner, Inc.	48,647	2,800,608
Fox Factory Holding Corp. (b)	109,329	1,841,100
Lear Corp.	19,245	2,525,906
Magna International, Inc.	43,787	2,760,770
		12,117,476
Distributors - 4.3%
Gold.com, Inc.	67,742	3,893,133

Home Furnishings - 2.5%
Leggett & Platt, Inc.	197,982	2,312,430

Homebuilding - 2.9%
Hovnanian Enterprises, Inc. - Class A (b)	20,672	2,596,816

Restaurants - 1.9%
Bloomin' Brands, Inc.	286,098	1,750,920
Total Consumer Discretionary		24,729,124

Consumer Staples - 5.5%
Agricultural Products & Services - 2.4%
Bunge Global SA	17,932	2,163,496

Food Distributors - 3.1%
United Natural Foods, Inc. (b)	73,868	2,822,496
Total Consumer Staples		4,985,992

Energy - 15.3%
Coal & Consumable Fuels - 2.3%
Peabody Energy Corp.	67,047	2,114,662

Oil & Gas Equipment & Services - 7.1%
Liberty Energy, Inc.	122,961	3,453,975
ProPetro Holding Corp. (b)	245,080	2,972,820
		6,426,795

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Oil & Gas Refining & Marketing - 5.9%
Par Pacific Holdings, Inc. (b)	57,132	$2,437,823
PBF Energy, Inc. - Class A	81,695	2,908,342
		5,346,165
Total Energy		13,887,622

Financials - 6.8%
Life & Health Insurance - 2.0%
Oscar Health, Inc. - Class A (b)	131,609	1,795,147

Regional Banks - 4.8%
Capitol Federal Financial, Inc.	161,029	1,156,188
Eastern Bankshares, Inc.	55,064	1,077,052
First Busey Corp.	43,499	1,103,134
Prosperity Bancshares, Inc.	15,532	1,092,987
		4,429,361
Total Financials		6,224,508

Health Care - 2.1%
Managed Health Care - 2.1%
Molina Healthcare, Inc. (b)	12,371	1,905,753

Industrials - 21.8%
Agricultural & Farm Machinery - 2.2%
Titan International, Inc. (b)	203,345	1,978,547

Cargo Ground Transportation - 2.9%
ArcBest Corp.	26,012	2,670,392

Commercial Printing - 3.0%
Deluxe Corp.	97,250	2,698,688

Construction & Engineering - 2.2%
Fluor Corp. (b)	39,068	2,043,647

Construction Machinery & Heavy Transportation Equipment - 5.1%
Oshkosh Corp.	15,534	2,641,091
Wabash National Corp.	199,368	2,023,585
		4,664,676
Diversified Support Services - 2.3%
Healthcare Services Group, Inc. (b)	95,934	2,088,483

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
Human Resource & Employment Services - 1.5%
Insperity, Inc.	62,452	$1,387,059

Trading Companies & Distributors - 2.6%
BlueLinx Holdings, Inc. (b)	35,609	2,347,345
Total Industrials		19,878,837

Information Technology - 4.4%
Electronic Manufacturing Services - 2.2%
Methode Electronics, Inc.	243,744	2,062,074

Technology Distributors - 2.2%
TD SYNNEX Corp.	12,660	1,985,215
Total Information Technology		4,047,289

Materials - 10.3%
Paper Products - 1.3%
Clearwater Paper Corp. (b)	78,423	1,175,561

Specialty Chemicals - 2.0%
Stepan Co.	35,356	1,799,267

Steel - 7.0%
Alpha Metallurgical Resources, Inc. (b)	13,178	2,143,401
Metallus, Inc. (b)	126,033	2,142,561
Ryerson Holding Corp.	79,594	2,082,179
		6,368,141
Total Materials		9,342,969

Real Estate - 4.2%
Real Estate Services - 4.2%
Compass, Inc. - Class A (b)	209,048	2,038,218
Cushman & Wakefield Ltd. (b)	131,796	1,767,384
Total Real Estate		3,805,602
TOTAL COMMON STOCKS (Cost $73,407,751)		88,807,696

TOWLE VALUE ETF
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%
First American Government Obligations Fund - Class X, 3.60% (c)	2,074,526	$2,074,526
TOTAL MONEY MARKET FUNDS (Cost $2,074,526)		2,074,526

TOTAL INVESTMENTS - 99.9% (Cost $75,482,277)		$90,882,222
Other Assets in Excess of Liabilities - 0.1%		53,647
TOTAL NET ASSETS - 100.0%		$90,935,869

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

TOWLE VALUE ETF

Summary of Fair Value Disclosures as of February 28, 2026 (Unaudited)

Towle Value ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$88,807,696	$—	$—	$88,807,696
Money Market Funds	2,074,526	—	—	2,074,526
Total Investments	$90,882,222	$—	$—	$90,882,222

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended February 28, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.